Accounts Receivable (Details) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Receivables [Abstract]
Accounts receivable	$ 990,575	$ 1,615,582	$ 1,169,091
Reserve for doubtful accounts
Accounts receivable, net	$ 990,575	$ 1,615,582	$ 1,169,091